Note Payable	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Note Payable

NOTE 6 - Note Payable

The Company entered into a merchant agreement on May 21, 2018.  The loan amount is $28,500 and the Company is required to make 245.27 daily payments of $165 each starting from May 24, 2018 through May 4, 2019. Total payments for the note payable is $40,470, which included $28,500 principal payment and $11,970 interest payment. Each daily repayment is allocated between principal and interest. The outstanding balance was $25,484 and $0 at June 30, 2018 and December 31, 2017, respectively